Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
REVENUES	$ 594,485	$ 728,667	$ 2,208,760	$ 2,303,071
COSTS AND EXPENSES
Cost of revenues (excludes items below)	381,216	432,546	811,977	694,258
Salaries and salaries related costs	1,875,461	963,705	2,321,066	1,245,878
Professional and consulting fees	272,611	141,220	319,274	141,220
Oilfield costs, supplies and repairs	2,629,376	172,865	4,223,608	595,628
Selling, general and administrative costs	1,321,327	1,665,877	2,594,372	2,607,561
Depreciation, amortization, impairment, depletion, and accretion	6,033,712	467,607	6,202,396	1,234,262
Total costs and expenses	12,513,703	3,843,820	16,472,693	6,518,807
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)	(11,919,218)	(3,115,153)	(14,263,933)	(4,215,736)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities		620,473		2,157,838
Gain on sale of oil and gas property and ARO	31,157	122,505	391,533	721,365
Gain on sale of working interests on oil and gas properties	971,609		971,609
Interest expense, net of interest income	(1,918)	(260,294)	(4,123)	(278,170)
Total other income	1,000,848	482,684	1,359,019	2,601,033
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(10,918,370)	(2,632,469)	(12,904,914)	(1,614,703)
DISCONTINUED OPERATIONS:
Loss from discontinued operations	(85,848)		(85,848)
Loss on disposal of discontinued operations	(144,654)		(144,654)
Total discontinued operations	(230,502)		(230,502)
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(11,148,872)	(2,632,469)	(13,135,416)	(1,614,703)
PROVISION FOR INCOME TAXES
NET LOSS	$ (11,148,872)	$ (2,632,469)	$ (13,135,416)	$ (1,614,703)
NET LOSS PER SHARE - BASIC
Continuing operations	$ (1.30)	$ (0.31)	$ (1.54)	$ (0.19)
Discontinued operations	(0.01)		(0.01)
NET LOSS PER SHARE	$ (1.31)	$ (0.31)	$ (1.55)	$ (0.19)
WEIGHTED AVERAGE SHARES OUTSTANDING	8,400,000	8,400,000	8,400,000	8,400,000
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
REVENUES					$ 5,046,559	$ 2,373,482
COSTS AND EXPENSES
Salaries and salaries related costs					2,027,255	2,313,092
Professional and consulting fees					324,739	185,691
Oilfield costs, supplies and repairs					3,339,369	7,462,630
Selling, general and administrative costs					2,065,897	1,256,395
Depreciation, amortization, impairment, depletion, and accretion					6,218,183	958,141
Total costs and expenses					13,975,443	12,175,949
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)					(8,928,884)	(9,802,467)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities					2,954,109	(2,039,656)
Gain (loss) on exchange of warrants for common stock						2,322,234
Loss on conversion of long-term debt and accrued expenses						115,659
Loss on abandonment of oil and gas property						(109,407)
Gain on sale of oil and gas property and ARO					(885,796)
Interest expense, net of interest income					(62,182)	(242,585)
Total other income					2,006,131	46,245
DISCONTINUED OPERATIONS:
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES					(6,922,753)	(9,756,222)
PROVISION FOR INCOME TAXES
NET LOSS					$ (6,922,753)	$ (9,756,222)
NET LOSS PER SHARE - BASIC
NET LOSS PER SHARE					$ (0.12)	$ (0.15)
WEIGHTED AVERAGE SHARES OUTSTANDING					60,000,000	60,000,000